44. Business segment reporting (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other aggregates
Total assets	R$ 936,201,485	R$ 762,237,452	R$ 723,865,007
Loans and advances to customers	393,768,037	326,699,480	301,691,387
Customer deposits	445,813,972	336,514,597	304,197,800
Business Segment Reporting Commercial Banking [Member]
Other aggregates
Total assets	839,962,420	677,139,468	646,128,672
Loans and advances to customers	317,553,409	259,644,994	237,411,240
Customer deposits	322,328,033	253,313,187	227,689,079
Business Segment Reporting Global Wholesale Banking [Member]
Other aggregates
Total assets	96,239,065	85,097,984	77,736,335
Loans and advances to customers	76,214,628	67,054,486	64,280,147
Customer deposits	R$ 123,485,939	R$ 83,201,410	R$ 76,508,721